Significant Accounting Policies (Details)			6 Months Ended
	Apr. 01, 2019	May 01, 2018	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 CNY (¥)	Aug. 28, 2023 USD ($)	Aug. 28, 2023 CNY (¥)	Apr. 10, 2023 USD ($)	Apr. 10, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Significant Accounting Policies (Details) [Line Items]
Business combination extend year			1 year
Cash consideration						$ 700,000	¥ 5,000,000	$ 11,300,000	¥ 78,000,000
Government grants			$ 4,183	$ 18,543
Advertising costs			$ 9,952,033	$ 15,943,891
After tax profit			10.00%
Accumulative amount of reserve			50.00%
Accumulated deficit			$ (51,257,823)							$ (59,453,593)
Fujian Happiness Biotech Co., Limited [Member]
Significant Accounting Policies (Details) [Line Items]
Equity interests								100.00%	100.00%
Accumulated Deficit [Member]
Significant Accounting Policies (Details) [Line Items]
Accumulated deficit			28,890,000		¥ 180,300,000
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Value added tax, percentage	16.00%	17.00%
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Value added tax, percentage	13.00%	16.00%
Cash and Cash Equivalents [Member]
Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents			$ 537,425		¥ 3,858,606					$ 2,198,694	¥ 12,542,139